Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - CNY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders	¥ (298,122)	¥ (186,255)	¥ (488,492)		¥ (791,150)		¥ (429,592)
Denominator:
Weighted average ordinary shares used in computing basic loss per share			65,141,759		50,074,152		43,359,150
Weighted average ordinary shares used in computing diluted loss per share*	84,517,049	62,811,339		[1]		[1]		[1]
Basic net loss per share	¥ (3.53)	¥ (2.97)	¥ (7.50)		¥ (15.80)		¥ (9.91)
Diluted net loss per share	¥ (3.53)	¥ (2.97)	¥ (7.50)		¥ (15.80)		¥ (9.91)

[1]	The potential dilutive securities were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive.